Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024 were as follows:

	Goodwill
	Gross	Impairment	Net
	US$	US$	US$

Balance as of January 1, 2024	27,001,383	-	27,001,383
Goodwill impairment during the year	-	(14,941,955)	(14,941,955)
Balance as of December 31, 2024 and January 1, 2025	27,001,383	(14,941,955)	12,059,428
Goodwill impairment during the year	-	(2,331,557)	(2,331,557)
Balance as of December 31, 2025	27,001,383	(17,273,512)	9,727,871

Schedule of Discount rate

Discount rate: 12.9%

	Walletku Digital	Walletku Indosat
Revenue growth rate:	-50% to 0%	30% to 11%
Operating gross profit margin	2.1%	8.9%

Discount rate: 16%

	Walletku Digital	Walletku Indosat
Revenue growth rate:	0%	4 to 11%
Operating gross profit margin	2.1%	9.9%

Discount rate: 15.2%

	Tranglo Remittance	Tranglo Airtime
Revenue growth rate:	4.5% to 9.8%	-10% to 0%
Operating gross profit margin	67.6%	13.9%